UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07811

Jennison Mid-Cap Growth Fund, Inc.

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 8/31/2008

Date of reporting period: 2/29/2008

Item 1 – Reports to Stockholders

FEBRUARY 29, 2008	SEMIANNUAL REPORT

Jennison Mid-Cap Growth Fund, Inc.

FUND TYPE

Small- to mid-capitalization stock

OBJECTIVE

Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 29, 2008, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Jennison, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

April 15, 2008

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial adviser.

Sincerely,

Judy A. Rice, President

Jennison Mid-Cap Growth Fund, Inc.

Jennison Mid-Cap Growth Fund, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Mid-Cap Growth Fund, Inc. is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross operating expenses: Class A, 1.18%; Class B, 1.88%; Class C, 1.88%; Class L, 1.38%; Class M, 1.88%; Class R, 1.63%; Class X, 1.88%; Class Z, 0.88%. Net operating expenses apply to: Class A, 1.13%; Class B, 1.88%; Class C, 1.88; Class L, 1.38%; Class M, 1.88%; Class R, 1.38%; Class X, 1.88%; Class Z, 0.88%, after contractual reduction through 2/28/2008.

Cumulative Total Returns as of 2/29/08
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	–4.74%	2.82%	138.55%	132.09%	—
Class B	–5.09	2.06	129.84	115.00	—
Class C	–5.09	2.06	129.84	115.00	—
Class L	–4.87	2.56	N/A	N/A	14.83% (6/12/06)
Class M	–5.09	2.07	N/A	N/A	13.77 (6/12/06)
Class R	–4.89	2.57	N/A	N/A	36.00 (6/3/05)
Class X	–5.09	2.06	N/A	N/A	13.87 (6/12/06)
Class Z	–4.64	3.09	141.41	137.70	—
Russell Midcap Growth Index[2]	–7.39	–2.33	110.37	75.33	**
Russell Midcap Index[3]	–8.99	–6.84	118.13	122.19	***
S&P MidCap 400 Index[4]	–8.05	–4.74	105.84	150.55	****
Lipper Mid-Cap Growth Funds Avg.[5]	–7.25	0.75	98.74	82.52	*****

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Average Annual Total Returns[6] as of 3/31/08
	One Year	Five Years	Ten Years	Since Inception[1]
Class A	–5.33%	16.70%	7.65%	—
Class B	–5.55	17.03	7.43	—
Class C	–1.57	17.13	7.43	—
Class L	–5.79	N/A	N/A	3.18% (6/12/06)
Class M	–6.50	N/A	N/A	3.39 (6/12/06)
Class R	–0.04	N/A	N/A	10.59 (6/3/05)
Class X	–6.54	N/A	N/A	3.42 (6/12/06)
Class Z	0.43	18.30	8.51	—
Russell Midcap Growth Index[2]	–4.55	15.20	5.15	**
Russell Midcap Index[3]	–8.92	16.31	7.65	***
S&P MidCap 400 Index[4]	–6.97	15.10	9.02	****
Lipper Mid-Cap Growth Funds Avg.[5]	–2.82	13.62	4.94	*****

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. The average annual total returns assume the payment of the maximum applicable sales charge. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class L, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 1%, 6%, and 6%, respectively. Class R and Class Z shares are not subject to a sales charge. Class L shares are closed to most new purchases (with the exception of exchanges from the same class of shares offered by certain other JennisonDryden Funds).

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date returns are provided for any share class with less than 10 years of returns. The Since Inception returns for the Russell Midcap Growth Index, Russell Midcap Index, S&P MidCap 400 Index, and the Lipper Mid-Cap Growth Funds Average (Lipper Average) are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

2The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

3The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index.

4The S&P MidCap 400 Index is an unmanaged index of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It gives an indication of how U.S. mid-cap stock prices have performed.

5The Lipper Average represents returns based on an average return of all funds in the Lipper Mid-Cap Growth Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap

Jennison Mid-Cap Growth Fund, Inc.	3

Your Fund’s Performance (continued)

growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P MidCap 400 Index.

6The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class L, Class M, Class R, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 0.50%, 1.00%, 0.75%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**Russell Midcap Growth Index Closest Month-End to Inception cumulative total returns as of 2/29/08 are 8.54% for Class L, Class M, and Class X; and 25.49% for Class R. Russell Midcap Growth Index Closest Month-End to Inception average annual total returns as of 3/31/08 are 3.56% for Class L, Class M, and Class X; and 7.66% for Class R.

***Russell Midcap Index Closest Month-End to Inception cumulative total returns as of 2/29/08 are 6.17% for Class L, Class M, and Class X; and 23.77% for Class R. Russell Midcap Index Closest Month-End to Inception average annual total returns as of 3/31/08 are 2.50% for Class L, Class M, and Class X; and 7.26% for Class R.

****S&P MidCap 400 Index Closest Month-End to Inception cumulative total returns as of 2/29/08 are 5.26% for Class L, Class M, and Class X; and 21.66% for Class R. S&P MidCap 400 Index Closest Month-End to Inception average annual total returns as of 3/31/08 are 2.26% for Class L, Class M, and Class X; and 6.78% for Class R.

*****Lipper Average Closest Month-End to Inception cumulative total returns as of 2/29/08 are 9.42% for Class L, Class M, and Class X; and 26.31% for Class R. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/08 are 3.60% for Class L, Class M, and Class X; and 7.53% for Class R.

Investors cannot invest directly in an index. The Russell Midcap Growth Index, Russell Midcap Index, and S&P MidCap 400 Index do not bear sales charges, operating expenses of a mutual fund, or deductions for taxes. Returns for these indexes would be lower if they were subject to these deductions. Returns for the Lipper Average reflect the deduction of mutual fund operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 2/29/08
NII Holdings, Inc., Wireless Telecommunication Services	3.7%
Southwestern Energy Co., Oil, Gas & Consumable Fuels	3.3
XTO Energy, Inc., Oil, Gas & Consumable Fuels	2.8
Ametek, Inc., Electrical Equipment	2.3
DaVita, Inc., Health Care Providers & Services	2.0

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 2/29/08
Oil, Gas & Consumable Fuels	10.5%
Health Care Providers & Services	10.1
Wireless Telecommunication Services	7.2
Machinery	6.4
Commercial Services & Supplies	5.7

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2007, at the beginning of the period, and held through the six-month period ended February 29, 2008. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses,

Jennison Mid-Cap Growth Fund, Inc.	5

Fees and Expenses (continued)

which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Mid-Cap Growth Fund		Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Annualized Expense Ratio	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$952.60	1.13%	$5.49
	Hypothetical	$1,000.00	$1,019.24	1.13%	$5.67

Class B	Actual	$1,000.00	$949.10	1.88%	$9.11
	Hypothetical	$1,000.00	$1,015.51	1.88%	$9.42

Class C	Actual	$1,000.00	$949.10	1.88%	$9.11
	Hypothetical	$1,000.00	$1,015.51	1.88%	$9.42

Class L	Actual	$1,000.00	$951.30	1.38%	$6.70
	Hypothetical	$1,000.00	$1,018.00	1.38%	$6.92

Class M	Actual	$1,000.00	$949.10	1.88%	$9.11
	Hypothetical	$1,000.00	$1,015.51	1.88%	$9.42

Class R	Actual	$1,000.00	$951.10	1.38%	$6.69
	Hypothetical	$1,000.00	$1,018.00	1.38%	$6.92

Class X	Actual	$1,000.00	$949.10	1.88%	$9.11
	Hypothetical	$1,000.00	$1,015.51	1.88%	$9.42

Class Z	Actual	$1,000.00	$953.60	0.88%	$4.27
	Hypothetical	$1,000.00	$1,020.49	0.88%	$4.42

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended February 29, 2008, and divided by 366 days. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of February 29, 2008 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 96.6%
COMMON STOCKS

Aerospace & Defense 0.9%
303,000	Spirit AeroSystems Holdings, Inc. (Class A)(a)	$8,187,060

Air Freight & Logistics 2.0%
109,000	CH Robinson Worldwide, Inc.	5,533,930
316,200	Expeditors International Washington, Inc.(b)	12,432,984

		17,966,914

Capital Markets 2.9%
380,700	Eaton Vance Corp.(b)	12,125,295
756,700	TD Ameritrade Holding Corp.(a)(b)	13,847,610

		25,972,905

Chemicals 2.4%
344,900	Ecolab, Inc.(b)	16,137,871
230,400	Nalco Holdings Co.(b)	4,976,640

		21,114,511

Commercial Services & Supplies 5.7%
991,400	Allied Waste Industries, Inc.(a)(b)	10,251,076
235,100	Corporate Executive Board Co. (The)(b)	9,547,411
562,805	Iron Mountain, Inc.(a)(b)	16,929,174
331,215	Paychex, Inc.(b)	10,420,024
79,100	Stericycle, Inc.(a)(b)	4,262,699

		51,410,384

Communications Equipment 2.2%
660,770	Comverse Technology, Inc.(a)	10,882,882
327,900	Juniper Networks, Inc.(a)(b)	8,794,278

		19,677,160

Computer & Peripherals 1.1%
1,340,600	Brocade Communications Systems, Inc.(a)	10,309,214

Consumer Finance 0.7%
124,875	Alliance Data Systems Corp.(a)(b)	6,322,421

Diversified Consumer Services 0.9%
170,300	Weight Watchers International, Inc.(b)	8,004,100

See Notes to Financial Statements.

Jennison Mid-Cap Growth Fund, Inc.	7

Portfolio of Investments

as of February 29, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Diversified Telecommunication Services 0.3%
106,800	Cogent Communications Group, Inc.(a)	$2,080,464
46,300	Time Warner Telecom, Inc. (Class A)(a)(b)	738,022

		2,818,486

Electrical Equipment 2.3%
484,850	Ametek, Inc.(b)	20,649,762

Electronic Equipment & Instruments 1.7%
234,200	Amphenol Corp. (Class A)(b)	8,658,374
376,100	Insight Enterprises, Inc.(a)	6,593,033

		15,251,407

Energy Equipment & Services 3.6%
329,400	Cameron International Corp.(a)	13,992,912
142,600	FMC Technologies, Inc.(a)	8,079,716
297,400	Pride International, Inc.(a)	10,539,856

		32,612,484

Food & Staples Retailing 1.0%
249,200	Whole Foods Market, Inc.(b)	8,759,380

Food Products 2.9%
664,600	ConAgra Foods, Inc.(b)	14,687,660
511,600	Dean Foods Co.	11,009,632

		25,697,292

Health Care Equipment & Supplies 4.0%
246,565	DENTSPLY International, Inc.	9,625,898
184,300	Hologic, Inc.(a)(b)	11,115,133
261,800	Resmed, Inc.(a)(b)	10,600,282
68,100	Respironics, Inc.(a)	4,472,808

		35,814,121

Health Care Providers & Services 10.1%
207,800	Community Health Systems, Inc.(a)(b)	6,456,346
357,100	DaVita, Inc.(a)	17,722,873
251,900	Express Scripts, Inc.(a)(b)	14,887,290
153,600	Henry Schein, Inc.(a)(b)	9,188,352
160,400	Laboratory Corp. of America Holdings(a)(b)	12,400,524
324,300	Omnicare, Inc.	6,803,814

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Health Care Providers & Services (cont’d.)
272,700	Patterson Companies., Inc.(a)(b)	$9,599,040
295,400	Quest Diagnostics, Inc.(b)	14,081,718

		91,139,957

Hotels, Restaurants & Leisure 2.9%
385,700	Tim Hortons, Inc.(b)	13,565,069
360,400	YUM! Brands, Inc.	12,415,780

		25,980,849

Household Products 1.2%
177,400	Clorox Co. (The)	10,322,906

Independent Power Producers & Energy Traders 1.1%
570,200	AES Corp. (The)(a)	10,252,196

Insurance 3.3%
244,400	Axis Capital Holdings Ltd.	9,011,028
22,200	White Mountain Insurance Group Ltd.	10,953,480
347,000	W.R. Berkley Corp.	9,990,130

		29,954,638

Internet & Catalog Retail 0.4%
238,100	GSI Commerce, Inc.(a)(b)	3,445,307

Internet Software & Services 2.2%
338,100	Akamai Technologies, Inc.(a)(b)	11,887,596
220,400	VeriSign, Inc.(a)(b)	7,669,920

		19,557,516

Machinery 6.4%
230,600	Danaher Corp.(b)	17,098,990
217,300	Dover Corp.	9,020,123
467,200	IDEX Corp.(b)	14,090,752
311,700	ITT Corp.(b)	17,530,008

		57,739,873

Media 1.4%
196,625	Entravision Communications Corp. (Class A)(a)(b)	1,140,425
594,400	Regal Entertainment Group (Class A)(b)	11,727,512

		12,867,937

See Notes to Financial Statements.

Jennison Mid-Cap Growth Fund, Inc.	9

Portfolio of Investments

as of February 29, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Metals & Mining 1.6%
338,400	Goldcorp, Inc.(b)	$14,622,264

Oil, Gas & Consumable Fuels 10.5%
362,600	Denbury Resources, Inc.(a)	11,563,314
189,800	Frontier Oil Corp.	6,777,758
35,600	Murphy Oil Corp.(b)	2,861,528
135,900	Newfield Exploration Co.(a)	7,526,142
182,600	Range Resources Corp.(b)	11,171,468
450,400	Southwestern Energy Co.(a)	29,379,592
407,000	XTO Energy, Inc.	25,115,970

		94,395,772

Pharmaceuticals 0.5%
356,400	Mylan, Inc.(b)	4,219,776

Real Estate Investment Trust 0.4%
182,500	Annaly Capital Management, Inc.(b)	3,775,925

Semiconductors & Semiconductor Equipment 2.7%
802,295	Broadcom Corp. (Class A)(a)	15,171,398
138,700	KLA-Tencor Corp.(b)	5,826,787
723,500	PMC-Sierra, Inc.(a)(b)	3,465,565

		24,463,750

Software 5.5%
216,476	Adobe Systems, Inc.(a)	7,284,417
365,700	Amdocs Ltd.(a)(b)	11,336,700
104,400	Autodesk, Inc.(a)(b)	3,245,796
605,300	CheckPoint Software Technologies(a)	13,268,176
293,900	Electronic Arts, Inc.(a)	13,898,531

		49,033,620

Specialty Retail 1.5%
328,435	Ross Stores, Inc.(b)	9,146,915
139,700	Urban Outfitters, Inc.(a)(b)	4,020,566

		13,167,481

Textiles, Apparel & Luxury Goods 1.3%
319,000	Phillips-Van Heusen Corp.(b)	11,646,690

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Trading Companies & Distributors 1.8%
408,600	Fastenal Co.(b)	$16,613,676

Wireless Telecommunication Services 7.2%
431,300	American Tower Corp. (Class A)(a)	16,579,172
416,750	Crown Castle International Corp.(a)	15,040,508
840,290	NII Holdings, Inc.(a)(b)	33,384,721

		65,004,401
	TOTAL LONG-TERM INVESTMENTS (cost $809,511,321)	868,772,135

SHORT-TERM INVESTMENT 44.3%

Affiliated Money Market Mutual Fund
398,253,923	Dryden Core Investment Fund - Taxable Money Market Series (cost $398,253,923; includes $357,167,344 of cash collateral received for securities on loan) (Note 3)(c)(d)	398,253,923

	TOTAL INVESTMENTS 140.9% (cost $1,207,765,244; Note 5)	1,267,026,058
	Liabilities in excess of other assets (40.9%)	(367,673,856)

	NET ASSETS 100.0%	$899,352,202

(a)	Non-income producing security.
(b)	All or portion of a security is on loan. The aggregate market value of such securities is $334,985,023; cash collateral of $357,167,344 (included in liabilities) was received with which the fund purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund—Taxable Money Market Series.

See Notes to Financial Statements.

Jennison Mid-Cap Growth Fund, Inc.	11

Portfolio of Investments

as of February 29, 2008 (Unaudited) continued

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of February 29, 2008 were as follows:

Affiliated Money Market Mutual Fund (including 39.7% of collateral received for securities on loan)	44.3%
Oil, Gas & Consumable Fuels	10.5
Health Care Providers & Services	10.1
Wireless Telecommunication Services	7.2
Machinery	6.4
Commercial Services & Supplies	5.7
Software	5.5
Health Care Equipment & Supplies	4.0
Energy Equipment & Services	3.6
Insurance	3.3
Capital Markets	2.9
Food Products	2.9
Hotels, Restaurants & Leisure	2.9
Semiconductors & Semiconductor Equipment	2.7
Chemicals	2.4
Electrical Equipment	2.3
Communications Equipment	2.2
Internet Software & Services	2.2
Air Freight & Logistics	2.0
Trading Companies & Distributors	1.8
Electronic Equipment & Instruments	1.7
Metals & Mining	1.6
Specialty Retail	1.5
Media	1.4
Textiles, Apparel & Luxury Goods	1.3
Household Products	1.2
Computer & Peripherals	1.1
Independent Power Producers & Energy Traders	1.1
Food & Staples Retailing	1.0
Aerospace & Defense	0.9
Diversified Consumer Services	0.9
Consumer Finance	0.7
Pharmaceuticals	0.5
Internet & Catalog Retail	0.4
Real Estate Investment Trust	0.4
Diversified Telecommunication Services	0.3

140.9
Liabilities in excess of other assets	(40.9)

100.0%

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

FEBRUARY 29, 2008	SEMIANNUAL REPORT

Jennison Mid-Cap Growth Fund, Inc.

Statement of Assets and Liabilities

as of February 29, 2008 (Unaudited)

Assets
Investments at value, including securities on loan of $334,985,023:
Unaffiliated investments (cost $809,511,321)	$868,772,135
Affiliated investments (cost $398,253,923)	398,253,923
Cash	225,627
Receivable for Investment Sold	2,322,573
Receivable for Fund shares Sold	1,283,286
Dividends receivable	312,213
Prepaid expenses	65,124

Total assets	1,271,234,881

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	357,167,344
Payable for investments purchased	11,187,017
Payable for Fund shares reacquired	2,348,663
Management fee payable	432,831
Distribution fee payable	271,929
Accrued expenses	278,640
Transfer agent fee payable	158,202
Deferred directors’ fees	38,053

Total liabilities	371,882,679

Net Assets	$899,352,202

Net assets were comprised of:
Common stock, at par	$39,185
Paid-in capital in excess of par	847,314,273

847,353,458
Accumulated net investment loss	(1,772,828)
Accumulated net realized loss on investments	(5,489,242)
Net unrealized appreciation on investments	59,260,814

Net assets, February 29, 2008	$899,352,202

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($491,776,755 ÷ 21,078,992 shares of common stock issued and outstanding)	$23.33
Maximum sales charge (5.50% of offering price)	1.36

Maximum offering price to public	$24.69

Class B
Net asset value, offering price and redemption price per share ($81,893,295 ÷ 3,852,350 shares of common stock issued and outstanding)	$21.26

Class C
Net asset value, offering price and redemption price per share ($80,680,665 ÷ 3,794,421 shares of common stock issued and outstanding)	$21.26

Class L
Net asset value, offering price and redemption price per share ($16,216,431 ÷ 697,944 shares of common stock issued and outstanding)	$23.23

Class M
Net asset value, offering price and redemption price per share ($34,528,706 ÷ 1,625,205 shares of common stock issued and outstanding)	$21.25

Class R
Net asset value, offering price and redemption price per share ($2,613,871 ÷ 112,871 shares of common stock issued and outstanding)	$23.16

Class X
Net asset value, offering price and redemption price per share ($8,183,719 ÷ 384,908 shares of common stock issued and outstanding)	$21.26

Class Z
Net asset value, offering price and redemption price per share ($183,458,760 ÷ 7,638,083 shares of common stock issued and outstanding)	$24.02

See Notes to Financial Statements.

Jennison Mid-Cap Growth Fund, Inc.	15

Statement of Operations

Six Months Ended February 29, 2008 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income (net of foreign withholding taxes of $6,099)	$2,759,786
Affiliated dividend income	912,244
Affiliated income from securities loaned, net	710,273

Total income	4,382,303

Expenses
Management fee	2,894,245
Distribution fee—Class A	633,686
Distribution fee—Class B	506,570
Distribution fee—Class C	437,615
Distribution fee—Class L	46,725
Distribution fee—Class M	214,524
Distribution fee—Class R	4,555
Distribution fee—Class X	45,564
Transfer agent’s fees and expenses (including affiliated expenses of $526,500) (Note 3)	1,113,000
Registration fees	71,000
Custodian’s fees and expenses	66,000
Reports to shareholders	52,000
Directors’ fees	13,000
Legal fees and expenses	13,000
Audit fee	10,000
Miscellaneous	13,847

Total expenses	6,135,331

Net investment loss	(1,753,028)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on investment transactions	95,769,913
Net change in unrealized depreciation on investments	(144,715,054)

Net loss on investments	(48,945,141)

Net Decrease In Net Assets Resulting From Operations	$(50,698,169)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 29, 2008	Ten Months Ended August 31, 2007	Year Ended October 31, 2006
Increase In Net Assets
Operations
Net investment loss	$(1,753,028)	$(2,222,094)	$(1,847,329)
Net realized gain on investments and foreign currency transactions	95,769,913	56,488,120	95,095,546
Net change in unrealized appreciation (depreciation) on investments	(144,715,054)	55,964,905	(8,406,146)

Net increase (decrease) in net assets resulting from operations	(50,698,169)	110,230,931	84,842,071

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	103,604,253	134,515,150	167,036,895
Net asset value of shares issued in connection with merger (Note 7)	122,894,808	155,184,371	33,442,147
Cost of shares reacquired	(140,199,873)	(196,781,915)	(181,679,956)

Net increase in net assets from Fund share transactions	86,299,188	92,917,606	18,799,086

Total increase	35,601,019	203,148,537	103,641,157

Net Assets
Beginning of period	863,751,183	660,602,646	556,961,489

End of period	$899,352,202	$863,751,183	$660,602,646

See Notes to Financial Statements.

Jennison Mid-Cap Growth Fund, Inc.	17

Notes to Financial Statements

Jennison Mid-Cap Growth Fund, Inc. (the “Fund”) (formerly known as Jennison U.S. Emerging Growth Fund, Inc.) is registered under the Investment Company Act of 1940 as a diversified, open-end, management investment company. The Fund was incorporated in Maryland on August 23, 1996. The Fund issued 2,500 shares each of Class A, Class B, Class C and Class Z common stock for $100,000 on October 21, 1996 to Prudential Investments, LLC, (“PI” or “Manager”). Investment operations commenced on December 31, 1996. The Fund issued 250 shares each of Class L, Class M and Class X common stock for $7,500 on June 12, 2006 to PI.

The Fund’s investment objective is to achieve long-term capital appreciation. It invests primarily in equity securities of small and medium-sized U.S. companies, which will generally have a market capitalization less than the largest capitalization of the Standard & Poor’s Mid-Cap 400 Stock Index, with the potential for above average growth.

The Fund’s fiscal year has changed from an annual reporting period that ends October 31 to one that ends August 31. This change should have no impact on the way the Fund is managed. Shareholders will receive future annual and semiannual reports on the new fiscal year-end schedule.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a

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commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than 60 days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rate of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Jennison Mid-Cap Growth Fund, Inc.	19

Notes to Financial Statements

continued

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

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Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses on sales of portfolio securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discounts on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss, (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management

Jennison Mid-Cap Growth Fund, Inc.	21

Notes to Financial Statements

continued

of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .60 of 1% of the Fund’s average daily net assets up to $1 billion and .55 of 1% of the average daily net assets in excess of $1 billion. The effective management fee rate was .60 of 1% for the six months ended February 29, 2008. For the period June 16, 2006 to June 17, 2007, the Manager has contractually agreed to waive up to .08% of the Fund’s management fee so that the Fund’s operating expenses during such period, exclusive of taxes, interest, brokerage, distribution fees and non-routine expenses do not exceed .83% of the Fund’s average daily net assets. Effective March 2, 2007 through March 31, 2008, such waiver has been amended to up to .06% for such adjusted operating expenses in excess of .89%.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z shares, pursuant to plans of distribution (the “Class A, B, C, L, M, R, X and Z Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C, L, M, R, X and Z Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1%, .50 of 1%, 1%, .75 of 1% and 1% of the average daily net assets of the Class A, B, C, L, M, R and X shares, respectively. PIMS contractually agreed to limit such fees to .25 of 1% and .50% of 1% of the average daily net assets of Class A and Class R shares, respectively.

PIMS has advised the Fund that it received approximately $169,100 in front-end sales charges resulting from sales of Class A shares during the six months ended February 29, 2008. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

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PIMS has advised the Fund that for the six months ended February 29, 2008, it received approximately $900, $46,800, $2,300, $31,000 and $7,300 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B, Class C, Class M and Class X shareholders, respectively. PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. The Funds pay a commitment fee of .06 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 24, 2008. For the period from October 27, 2006 through October 26, 2007, the Funds paid a commitment fee of .07 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the six months ended February 29, 2008.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers including fees relating to the services of Wachovia Securities LLC (“Wachovia”) and First Clearing, LLC (“First Clearing”), affiliates of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended February 29, 2008, the Fund incurred approximately $243,700 in total networking fees, of which $123,500 and $500, respectively was paid to First Clearing and Wachovia. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended February 29, 2008, PIM has been compensated approximately $304,400 for these services.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the

Jennison Mid-Cap Growth Fund, Inc.	23

Notes to Financial Statements

continued

Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases, including the value of securities acquired pursuant to the merger, and sales of investment securities, other than short-term investments, for the six months ended February 29, 2008 were $382,858,843 and $428,414,968, respectively.

Note 5. Tax Information

At February 29, 2008, the Fund did not have any distributable earnings on a tax basis.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 29, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$1,209,306,887	$113,848,933	$(56,129,763)	$57,719,170

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of February 29, 2008, no provision for income tax would be required in the Funds’ financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class L, Class M , Class R, Class X and Class Z shares. Class A and Class L shares are sold with a front-end sales charge of up to 5.5% and 5.75%, respectively. All investors who purchase Class A or Class L shares in an amount of $1 million or more and sell these shares within 12 months of

24	Visit our website at www.jennisondryden.com

purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class M and Class X shares are sold with a CDSC which declines from 6% to zero depending on the period of time the shares are held. Class C shares purchased are not subject to an initial sales charge and the CDSC for Class C shares will be 12 months from the date of purchase. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class M shares will automatically convert to Class A shares approximately eight years after purchase. Class L shares are closed to most new purchases (with the exception of reinvested dividends). Class L and Class M shares are only exchangeable with Class L and Class M shares, respectively, offered by certain other Strategic Partners Funds. Class X shares are closed to new purchases. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 2 billion shares of $.001 par value common stock authorized divided into eight classes, designated Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z, which consists of 800 million, 400 million, 300 million, 100 million, 100 million, 100 million, 100 million and 100 million authorized shares, respectively.

Jennison Mid-Cap Growth Fund, Inc.	25

Notes to Financial Statements

continued

Transactions in shares of common stock were as follows:

(Unaudited)

Class A	Shares	Amount
Six months ended February 29, 2008:
Shares sold	2,309,787	$57,647,881
Shares issued in connection with the merger	2,832,766	72,253,125
Shares reacquired	(2,904,560)	(71,825,050)

Net increase (decrease) in shares outstanding before conversion	2,237,993	58,075,956
Shares issued upon conversion from Class B, Class M and Class X	1,285,335	32,076,635

Net increase (decrease) in shares outstanding	3,523,328	$90,152,591

Ten months ended August 31, 2007:
Shares sold	3,119,383	$71,930,325
Shares issued in connection with the merger	1,167,959	25,871,568
Shares reacquired	(4,296,007)	(98,871,431)

Net increase (decrease) in shares outstanding before conversion	(8,665)	(1,069,538)
Shares issued upon conversion from Class B, Class M and Class X	1,026,446	23,607,542

Net increase (decrease) in shares outstanding	1,017,781	$22,538,004

Year ended October 31, 2006:
Shares sold	4,368,006	$90,842,509
Shares issued in connection with the merger	228,701	4,572,744
Shares reacquired	(4,465,013)	(92,753,489)

Net increase (decrease) in shares outstanding before conversion	131,694	2,661,764
Shares issued upon conversion from Class B	804,433	16,469,349

Net increase (decrease) in shares outstanding	936,127	$19,131,113

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Class B	Shares	Amount
Six months ended February 29, 2008:
Shares sold	150,382	$3,435,947
Shares issued in connection with the merger	1,141,145	26,608,670
Shares reacquired	(473,993)	(10,784,817)

Net increase (decrease) in shares outstanding before conversion	817,534	19,259,800
Shares issued upon conversion from Class A	(1,200,088)	(27,439,734)

Net increase (decrease) in shares outstanding	(382,554)	$(8,179,934)

Ten months ended August 31, 2007:
Shares sold	180,043	$3,829,761
Shares issued in connection with the merger	1,379,308	28,045,273
Shares reacquired	(884,913)	(18,771,688)

Net increase (decrease) in shares outstanding before conversion	674,438	13,103,346
Shares issued upon conversion from Class A	(951,474)	(19,946,237)

Net increase (decrease) in shares outstanding	(277,036)	$(6,842,891)

Year ended October 31, 2006:
Shares sold	373,503	$7,218,123
Shares issued in connection with the merger	68,138	1,260,008
Shares reacquired	(1,074,263)	(20,561,852)

Net increase (decrease) in shares outstanding before conversion	(632,622)	(12,083,721)
Shares reacquired upon conversion into Class A	(871,124)	(16,469,349)

Net increase (decrease) in shares outstanding	(1,503,746)	$(28,553,070)

Class C
Six months ended February 29, 2008:
Shares sold	196,051	$4,471,263
Shares issued in connection with the merger	793,530	18,507,332
Shares reacquired	(496,703)	(11,256,728)

Net increase (decrease) in shares outstanding	492,878	$11,721,867

Ten months ended August 31, 2007:
Shares sold	235,202	$5,015,070
Shares issued in connection with the merger	1,626,621	33,072,236
Shares reacquired	(658,334)	(14,034,561)

Net increase (decrease) in shares outstanding	1,203,489	$24,052,745

Year ended October 31, 2006:
Shares sold	380,865	$7,447,129
Shares issued in connection with the merger	449,164	8,260,125
Shares reacquired	(544,196)	(10,432,304)

Net increase (decrease) in shares outstanding	285,833	$5,274,950

Jennison Mid-Cap Growth Fund, Inc.	27

Notes to Financial Statements

continued

Class L	Shares	Amount
Six months ended February 29, 2008:
Shares sold	7,846	$196,322
Shares reacquired	(110,766)	(2,737,174)

Net increase (decrease) in shares outstanding	(102,920)	$(2,540,852)

Ten months ended August 31, 2007:
Shares sold	5,222	$120,216
Shares issued in connection with the merger	727,429	16,083,444
Shares reacquired	(167,606)	(3,908,616)

Net increase (decrease) in shares outstanding	565,045	$12,295,044

June 12, 2006 through October 31, 2006:
Shares sold	1,577	$42,308
Shares issued in connection with the merger	262,497	5,254,249
Shares reacquired	(28,255)	(583,456)

Net increase (decrease) in shares outstanding	235,819	$4,713,101

Class M
Six months ended February 29, 2008:
Shares sold	16,346	$374,449
Shares reacquired	(269,915)	(6,094,741)

Net increase (decrease) in shares outstanding before conversion	(253,569)	(5,720,292)
Shares issued upon conversion from Class A	(208,015)	(4,636,901)

Net increase (decrease) in shares outstanding	(461,584)	$(10,357,193)

Ten months ended August 31, 2007:
Shares sold	21,313	$457,238
Shares issued in connection with the merger	2,012,488	40,898,191
Shares reacquired	(387,012)	(8,303,029)

Net increase (decrease) in shares outstanding before conversion	1,646,789	33,052,400
Shares reacquired upon conversion into Class A	(163,535)	(3,575,145)

Net increase (decrease) in shares outstanding	1,483,254	$29,477,255

June 12, 2006 through October 31, 2006:
Shares sold	6,889	$61,270
Shares issued in connection with the merger	673,089	12,518,962
Shares reacquired	(76,443)	(1,432,144)

Net increase (decrease) in shares outstanding	603,535	$11,148,088

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Class R	Shares	Amount
Six months ended February 29, 2008:
Shares sold	75,577	$1,857,716
Shares reacquired	(12,693)	(305,188)

Net increase (decrease) in shares outstanding	62,884	$1,552,528

Ten months ended August 31, 2007:
Shares sold	64,338	$1,488,728
Shares reacquired	(15,377)	(360,002)

Net increase (decrease) in shares outstanding	48,961	$1,128,726

Year ended October 31, 2006:
Shares sold	879	$18,658
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	879	$18,658

Class X
Six months ended February 29, 2008:
Shares sold	9,386	$215,409
Shares reacquired	(46,265)	(1,049,087)

Net increase (decrease) in shares outstanding	(36,879)	$(833,678)

Ten months ended August 31, 2007:
Shares sold	11,793	$254,780
Shares issued in connection with the merger	411,393	8,363,620
Shares reacquired	(71,743)	(1,539,605)

Net increase (decrease) in shares outstanding before conversion	351,443	7,078,795
Shares reacquired upon conversion into Class A	(3,933)	(86,160)

Net increase (decrease) in shares outstanding	347,510	$6,992,635

June 12, 2006 through October 31, 2006:
Shares sold	1,251	$16,016
Shares issued in connection with the merger	84,794	1,576,059
Shares reacquired	(11,768)	(221,899)

Net increase (decrease) in shares outstanding	74,277	$1,370,176

Jennison Mid-Cap Growth Fund, Inc.	29

Notes to Financial Statements

continued

Class Z	Shares	Amount
Six months ended February 29, 2008:
Shares sold	1,377,199	$35,405,266
Shares issued in connection with the merger	210,630	5,525,681
Shares reacquired	(1,412,530)	(36,147,088)

Net increase (decrease) in shares outstanding	175,299	$4,783,859

Ten months ended August 31, 2007:
Shares sold	2,186,006	$51,419,032
Shares issued in connection with the merger	125,340	2,850,039
Shares reacquired	(2,153,555)	(50,992,983)

Net increase (decrease) in shares outstanding	157,791	$3,276,088

Year ended October 31, 2006:
Shares sold	2,871,984	$61,390,882
Shares reacquired	(2,620,284)	(55,694,812)

Net increase (decrease) in shares outstanding	251,700	5,696,070

Note 7. Reorganization

On September 21, 2007, the Fund acquired all of the net assets of Jennison Technology Fund (“the Merged Fund”) pursuant to a plan of reorganization approved by the Jennison Technology Fund shareholders on August 9, 2007. The acquisition was accomplished by a tax-free issue of Class A, Class B, Class C and Class Z shares for the corresponding classes of Jennison Technology Fund.

Jennison Technology Fund		Jennison Mid-Cap Growth Fund
Class	Shares	Class	Shares	Value
A	7,535,612	A	2,832,766	$72,253,125
B	2,953,261	B	1,141,145	26,608,670
C	2,052,,178	C	793,530	18,507,332
Z	564,379	Z	210,630	5,525,681

The net assets and net unrealized appreciation of the Merged funds immediately before the acquisition were:

	Net Assets	Net Unrealized Appreciation
Jennison Technology Fund	$122,894,808	$28,944,004

30	Visit our website at www.jennisondryden.com

The net assets of Jennison Mid-Cap Growth Fund immediately before the acquisition were $893,360,092.

The Fund acquired capital loss carryforward from the merger with Jennison Technology Fund in the amount of $270,491,000 of which $143,676,000 expires in 2009 and $99,916,000 expires in 2010 and $26,899,000 expires in 2011. The future utilization of the acquired capital loss carryforwards may be limited under certain conditions defined in the Internal Revenue Code of 1986, as amended.

Note 8. New Accounting Pronouncements

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

Jennison Mid-Cap Growth Fund, Inc.	31

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended February 29, 2008(a)		Ten Months Ended August 31, 2007(a)(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$24.49		$21.33

Income (loss) from investment operations:
Net investment loss	(.03)		(.04)
Net realized and unrealized gain (loss) on investment transactions	(1.13)		3.20

Total from investment operations	(1.16)		3.16

Net asset value, end of period	$23.33		$24.49

Total Return(c):	(4.74)%		14.81%
Ratios/Supplemental Data:
Net assets, end of period (000)	$491,777		$429,993
Average net assets (000)	$509,734		$395,762
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(d)	1.13	%(e)	1.08	%(e)
Expenses, excluding distribution and service (12b-1) fees	.88	%(e)	.83	%(e)
Net investment loss	(.22	)%(e)	(.21	)%(e)
Portfolio turnover rate	41	%(f)	62	%(f)

(a)	Calculated based upon average shares outstanding during the period.
(b)	For the period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1%of the average daily net assets of the Class A shares.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class A
Year Ended October 31,
2006(a)	2005(a)	2004(a)	2003(a)

$18.52	$15.29	$14.10	$9.93

(.04)	(.14)	(.14)	(.12)
2.85	3.37	1.33	4.29

2.81	3.23	1.19	4.17

$21.33	$18.52	$15.29	$14.10

15.17%	21.12%	8.44%	41.99%
$352,670	$288,885	$253,031	$204,685
$336,747	$269,109	$234,527	$165,609

1.16%	1.21%	1.20%	1.33%
.91%	.96%	.95%	1.08%
(.18)%	(.79)%	(.97)%	(1.08)%
86%	136%	178%	231%

See Notes to Financial Statements.

Jennison Mid-Cap Growth Fund, Inc.	33

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended February 29, 2008(a)		Ten Months Ended August 31, 2007(a)(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$22.40		$19.63

Income (loss) from investment operations:
Net investment loss	(.11)		(.17)
Net realized and unrealized gain (loss) on investment transactions	(1.03)		2.94

Total from investment operations	(1.14)		2.77

Net asset value, end of period	$21.26		$22.40

Total Return(c):	(5.09)%		14.11%
Ratios/Supplemental Data:
Net assets, end of period (000)	$81,893		$94,869
Average net assets (000)	$101,871		$94,680
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.88	%(d)	1.83	%(d)
Expenses, excluding distribution and service (12b-1) fees	.88	%(d)	.83	%(d)
Net investment loss	(.97	)%(d)	(.95	)%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	For the period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class B
Year Ended October 31,
2006(a)	2005(a)	2004(a)	2003(a)

$17.17	$14.28	$13.27	$9.42

(.18)	(.24)	(.24)	(.20)
2.64	3.13	1.25	4.05

2.46	2.89	1.01	3.85

$19.63	$17.17	$14.28	$13.27

14.33%	20.24%	7.61%	40.87%

$88,552	$103,285	$121,525	$159,782
$102,115	$114,179	$140,185	$138,327

1.91%	1.96%	1.95%	2.08%
.91%	.96%	.95%	1.08%
(.91)%	(1.54)%	(1.72)%	(1.83)%

See Notes to Financial Statements.

Jennison Mid-Cap Growth Fund, Inc.	35

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended February 29, 2008(a)		Ten Months Ended August 31, 2007(a)(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$22.41		$19.63

Income (loss) from investment operations:
Net investment loss	(.11)		(.17)
Net realized and unrealized gain (loss) on investment transactions	(1.04)		2.95

Total from investment operations	(1.15)		2.78

Net asset value, end of period	$21.26		$22.41

Total Return(c):	(5.13)%		14.11%
Ratios/Supplemental Data:
Net assets, end of period (000)	$80,681		$73,977
Average net assets (000)	$88,004		$61,516
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.88	%(d)	1.83	%(d)
Expenses, excluding distribution and service (12b-1) fees	.88	%(d)	.83	%(d)
Net investment loss	(.97	)%(d)	(.93	)%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	For the period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Class C
Year Ended October 31,
2006(a)	2005(a)	2004(a)	2003(a)

$17.17	$14.28	$13.27	$9.42

(.18)	(.24)	(.24)	(.20)
2.64	3.13	1.25	4.05

2.46	2.89	1.01	3.85

$19.63	$17.17	$14.28	$13.27

14.33%	20.24%	7.61%	40.87%

$41,185	$31,114	$32,054	$35,212
$36,947	$32,206	$34,207	$30,253

1.91%	1.96%	1.95%	2.08%
.91%	.96%	.95%	1.08%
(.95)%	(1.54)%	(1.72)%	(1.83)%

See Notes to Financial Statements.

Jennison Mid-Cap Growth Fund, Inc.	37

Financial Highlights

(Unaudited) continued

	Class L
	Six Months Ended February 29, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$24.42

Income (loss) from investment operations:
Net investment loss	(.06)
Net realized and unrealized gain (loss) on investment transactions	(1.13)

Total from investment operations	(1.19)

Net asset value, end of period	$23.23

Total Return(d):	(4.87)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$16,216
Average net assets (000)	$18,793
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.38	%(e)
Expenses, excluding distribution and service (12b-1) fees	.88	%(e)
Net investment loss	(.47	)%(e)

(a)	Inception date of Class L shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Less than $.005 per share.
(c)	For the period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.
(d)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(e)	Annualized.

See Notes to Financial Statements.

38	Visit our website at www.jennisondryden.com

Class L
Ten Months Ended August 31, 2007(b)(c)		June 12, 2006(a) Through October 31, 2006(b)

$21.31		$20.23

(.08)		(.05)
3.19		1.13

3.11		1.08

$24.42		$21.31

14.59%		5.34%

$19,558		$5,025
$14,140		$4,900

1.33	%(e)	1.41	%(e)
.83	%(e)	.91	%(e)
(.38	)%(e)	(.71	)%(e)

See Notes to Financial Statements.

Jennison Mid-Cap Growth Fund, Inc.	39

Financial Highlights

(Unaudited) continued

Class M
Six Months Ended February 29, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$22.39

Income (loss) from investment operations:
Net investment loss	(.11)
Net realized and unrealized gain (loss) on investment transactions	(1.03)

Total from investment operations	(1.14)

Net asset value, end of period	$21.25

Total Return(d):	(5.09)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$34,529
Average net assets (000)	$43,141
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.88%
Expenses, excluding distribution and service (12b-1) fees	.88%
Net investment loss	(.97)%

(a)	Inception date of Class M shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	For the period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.
(d)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(e)	Annualized.

See Notes to Financial Statements.

40	Visit our website at www.jennisondryden.com

Class M
Ten Months Ended August 31, 2007(b)(c)		June 12, 2006(a) Through October 31, 2006(b)

$19.61		$18.67

(.17)		(.08)
2.95		1.02

2.78		.94

$22.39		$19.61

14.13%		5.03%

$46,713		$11,836
$34,765		$11,540

1.83	%(e)	1.91	%(e)
.83	%(e)	.91	%(e)
(.88	)%(e)	(1.20	)%(e)

See Notes to Financial Statements.

Jennison Mid-Cap Growth Fund, Inc.	41

Financial Highlights

(Unaudited) continued

Class R
Six Months Ended February 29, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$24.35

Income (loss) from investment operations:
Net investment loss	(.06)
Net realized and unrealized gain (loss) on investment transactions	(1.13)

Total from investment operations	(1.19)

Net asset value, end of period	$23.16

Total Return(d):	(4.89)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,614
Average net assets (000)	$1,832
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(e)	1.38%
Expenses, excluding distribution and service (12b-1) fees	.88%
Net investment loss	(.48)%

(a)	Inception date of Class R shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	For the period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.
(d)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(e)	During the period, the distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(f)	Annualized.

See Notes to Financial Statements.

42	Visit our website at www.jennisondryden.com

Class R
Ten Months Ended August 31, 2007(b)(c)		Year Ended October 31, 2006(b)	June 3, 2005(a) Through October 31, 2005(b)

$21.24		$18.49	$17.03

(.09)		(.07)	(.07)
3.20		2.82	1.53

3.11		2.75	1.46

$24.35		$21.24	$18.49

14.64%		14.87%	8.57%

$1,217		$22	$3
$648		$4	$3

1.33	%(f)	1.41%	1.46	%(f)
.83	%(f)	.91%	.96	%(f)
(.45	)%(f)	(.45)%	(.96	)%(f)

See Notes to Financial Statements.

Jennison Mid-Cap Growth Fund, Inc.	43

Financial Highlights

(Unaudited) continued

Class X
Six Months Ended February 29, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$22.40

Income (loss) from investment operations:
Net investment loss	(.11)
Net realized and unrealized gain (loss) on investment transactions	(1.03)

Total from investment operations	(1.14)

Net asset value, end of period	$21.26

Total Return(d):	(5.09)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$8,184
Average net assets (000)	$9,163
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.88%
Expenses, excluding distribution and service (12b-1) fees	.88%
Net investment loss	(.97)%

(a)	Inception date of Class X shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	For the period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.
(d)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(e)	Annualized.

See Notes to Financial Statements.

44	Visit our website at www.jennisondryden.com

Class X
Ten Months Ended August 31, 2007(b)(c)		June 12, 2006(a) Through October 31, 2006(b)

$19.63		$18.67

(.17)		(.09)
2.94		1.05

2.77		.96

$22.40		$19.63

14.11%		5.14%

$9,450		$1,458
$6,373		$1,448

1.83	%(e)	1.91	%(e)
.83	%(e)	.91	%(e)
(.87	)%(e)	(1.20	)%(e)

See Notes to Financial Statements.

Jennison Mid-Cap Growth Fund, Inc.	45

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended February 29, 2008(a)	Ten Months Ended August 31, 2007(a)(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$25.19	$21.88

Income (loss) from investment operations:
Net investment income (loss)	.00 (f)	.01
Net realized and unrealized gain (loss) on investment transactions	(1.17)	3.30

Total from investment operations	(1.17)	3.31

Net asset value, end of period	$24.02	$25.19

Total Return(c):	(4.64)%	15.13%
Ratios/Supplemental Data:
Net assets, end of period (000)	$183,459	$187,974
Average net assets (000)	$197,512	$177,560
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.88%	.83	%(d)
Expenses, excluding distribution and service (12b-1) fees	.88%	.83	%(d)
Net investment income (loss)	.03%	.03	%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	For the period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Annualized.
(f)	Less than $0.005.

See Notes to Financial Statements.

46	Visit our website at www.jennisondryden.com

Class Z
Year Ended October 31,
2006(a)	2005(a)	2004(a)	2003(a)

$18.95	$15.62	$14.37	$10.09

.02	(.09)	(.11)	(.10)
2.91	3.42	1.36	4.38

2.93	3.33	1.25	4.28

$21.88	$18.95	$15.62	$14.37

15.46%	21.32%	8.70%	42.42%

$159,855	$133,674	$125,732	$112,963
$160,261	$126,649	$119,263	$81,458

.91%	.96%	.95%	1.08%
.91%	.96%	.95%	1.08%
.07%	(.54)%	(.72)%	(.82)%

See Notes to Financial Statements.

Jennison Mid-Cap Growth Fund, Inc.	47

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Jennison Mid-Cap Growth Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Mid-Cap Growth Fund, Inc.
Share Class	A	B	C	L	M	R	X	Z
NASDAQ	PEEAX	PEEBX	PEGCX	N/A	N/A	JDERX	JUSEX	PEGZX
CUSIP	476296108	476296207	476296306	476296603	476296702	476296504	476296801	476296405

MF173E2    IFS-A146677    Ed. 04/2008

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Jennison Mid-Cap Growth Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date    April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date    April 23, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date April 23, 2008

*	Print the name and title of each signing officer under his or her signature.